Marketable securities and short-term investments - Summary of Short term Investments (Details) $ in Thousands	Dec. 31, 2021 USD ($)
shortterm investments [Line Items]
Additions	$ 177,816
Redemption	(1,053)
Gains (losses)	$ 428